Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 12, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Letters of guarantee and letters of credit				$ 1,577				$ 1,577
Cash consideration for purchase of vessel				54,029	$ 10,255
Other long term assets				$ 65,087				48,858
Navios Galaxy II
Date of charter-in agreement				Dec. 31, 2017
Lease term				10 years
Vessel capacity in DWT				81,600 dwt
Date of expected delivery				Q1 2020
Contractual Obligation				$ 5,410
Cash consideration for purchase of vessel			$ 2,705						$ 2,705
Other long term assets				$ 5,855
Navios Herakles I and Navios Uranus
Number of vessels				2
Date of charter-in agreement				Jan. 31, 2018
Contractual Obligation				$ 11,140
Cash consideration for purchase of vessel	$ 2,800							8,340
Other long term assets				$ 12,379
Navios Herakles I
Lease term				10 years
Vessel capacity in DWT				82,036 dwt
Date of delivery				Aug. 28, 2019
Navios Uranus
Lease term				10 years
Vessel capacity in DWT				81,600 dwt
Date of expected delivery				Q4 2019
Navios Felicity I
Date of charter-in agreement				Apr. 30, 2018
Lease term				10 years
Vessel capacity in DWT				81,000 dwt
Date of expected delivery				Q4 2019
Contractual Obligation				$ 5,590
Cash consideration for purchase of vessel		$ 2,795						$ 2,795
Other long term assets				$ 6,097
Navios Magellan II
Lease term				10 years
Vessel capacity in DWT				81,000 dwt
Date of expected delivery				Q2 2020
Contractual Obligation				$ 5,820
Cash consideration for purchase of vessel				2,910			$ 2,910
Other long term assets				6,080
Navios Logistics | Uruguay | Fire incedent
Insurance claim receivable				3,039
Navios Logistics | Uruguay | Fire incedent | Subsequent event
Proceeds from insurance claim						$ 3,039
Navios Logistics | Vitol S.A.
Guarantee and indemnity letter				$ 12,000
Description of guarantee				Navios Logistics issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2020.
Navios Logistics | Edolmix S.A. and Energias Renovables del Sur S.A.
Description of guarantee				On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.
Navios Logistics | Edolmix S.A.
Guarantee and indemnity letter				$ 847
Navios Logistics | Energias Renovables del Sur S.A.
Guarantee and indemnity letter				$ 519
Navios Containers | First Containership
Date of delivery				April 23, 2019
Vessel capacity in TEU				10,000 TEU
Vessel year built				2011
Purchase price				$ 52,500
Navios Containers | Second Containership
Vessel capacity in TEU				10,000 TEU
Vessel year built				2011
Purchase price				$ 52,500
Navios Containers | Seller's credit agreement
Amount of credit given by the seller				$ 20,000
Maturity date				Jan. 31, 2020
Fixed interest rate				5.00%